Warrant Liabilities - Schedule of Movement of the Warrant Liability (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance			SFr 5,370
Number of outstanding warrants, Beginning Balance (Share)			4,254,096
Issuance of warrants			SFr 294	SFr 2,136
Issuance of warrants (Share)			43,321	4,403,294
Fair value (gain)/loss on warrant liability	SFr (1,400)	SFr 2,600	SFr 1,699	SFr 2,203
Exercise of public and private warrants				SFr (39)
Exercise of public and private warrants (Share)	0		0	47,825
Warrant liabilities, Ending Balance	SFr 7,363	SFr 4,300	SFr 7,363	SFr 4,300
Number of outstanding warrants, Ending Balance (Share)	4,297,417	4,355,469	4,297,417	4,355,469
Blackrock Warrant
Disclosure of detailed information about borrowings [line items]
Issuance of warrants			SFr 294
Fair value (gain)/loss on warrant liability			4
Warrant liabilities, Ending Balance	SFr 290		290
EBAC Warrants
Disclosure of detailed information about borrowings [line items]
Warrant liabilities, Beginning Balance			5,370
Issuance of warrants				SFr 2,136
Fair value (gain)/loss on warrant liability			1,703	2,203
Exercise of public and private warrants				(39)
Warrant liabilities, Ending Balance	SFr 7,073	SFr 4,300	SFr 7,073	SFr 4,300